UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Mortgage FundSM

First report to shareholders, for the period ended February 28, 2011

American Funds Mortgage Fund seeks to provide current income and preserve capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for the period ended March 31, 2011 (the most recent calendar quarter-end):

Since fund’s inception
Class A shares	(11/1/10)
Reflecting 3.75% maximum sales charge	–5.40%

The fund’s estimated gross and net expense ratios for Class A shares are 0.83% and 0.70%, respectively, for the current fiscal year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser is reimbursing certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. The gross expense ratio does not reflect the expense reimbursements currently in effect. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the net expense ratio would have been higher. See the fund’s prospectus or the Financial Highlights table on pages 22 and 23 for details.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

We are pleased to welcome you to American Funds Mortgage Fund, one of the newest members of the American Funds family. This initial report covers the four-month period beginning November 1, 2010, the start of the fund’s operations, through February 28, 2011, the midpoint of its fiscal year.

The fund began life in the midst of a short but sharp correction in the overall bond market. Unable to pay a dividend comparable to that of an established fund, American Funds Mortgage Fund had a weaker total return than its peers. However, we continue to focus on the long term, and believe strongly in the opportunities in the mortgage-backed securities market. The fund invests only in high-quality securities, the vast majority of which have the guarantee or backing of the U.S. government.

For the period, the fund recorded a total return of –1.85%, with all dividends reinvested. By way of comparison, its peer group, as represented by the Lipper U.S. Mortgage Funds Average, returned –0.45%, while the unmanaged Barclays Capital U.S. Mortgage Backed Securities Index was slightly lower at –0.46%.

The fund generated dividends totaling nearly 3.5 cents per share, resulting in an income return of 0.35%. This included a February dividend payment of 2.2 cents a share. Going forward, we anticipate the fund will distribute dividends on a monthly basis.

[Begin Sidebar]
Results at a glance
For periods ended February 28, 2011, with distributions reinvested
	Total returns
	3 months	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	–1.16%	–1.85%

Barclays Capital U.S. Mortgage Backed Securities Index*	–0.25	–0.46

Lipper U.S. Mortgage Funds Average†	–0.19	–0.45

Lipper GNMA Funds Average†	–0.26	–0.37

*The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
†Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

About your fund

The fund invests in a variety of mortgage-related securities. Normally, at least 80% of the fund’s assets are to be invested in these securities, which include those issued by U.S. government agencies as well as government-sponsored entities such as Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae securities are officially guaranteed by the full faith and credit of the U.S. government, while those issued by Fannie Mae and Freddie Mac have the implicit backing of the government.

The remainder of the fund’s portfolio may be invested in mortgage-related securities (both commercial and residential) issued by private lending institutions, asset-backed securities and Treasuries. The vast majority of the fund’s holdings will consist of the highest rated securities available. Only 5% or less of the fund’s assets can be invested in securities rated below Aaa/AAA, and the fund cannot invest in any securities rated Baa/BBB or lower. The fund may invest up to 10% of its assets in mortgage-related securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

Market overview

Like many other sectors of the financial markets, mortgage-backed securities (MBS) suffered a severe shock in October 2008 when credit losses at Fannie and Freddie accelerated dramatically. However, the federal government made good on its implicit guarantee by taking the firms into conservatorship and pledging to protect bondholders from defaults. The Federal Reserve followed suit, supporting the market via direct purchases. Policymakers have subsequently reaffirmed their commitment to protect existing agency MBS against disruption. While these actions protected bond holders from default, the mortgage market nevertheless suffered sharp declines in value in October.

Following the crisis, however, high-quality mortgage-backed securities delivered strong returns to bondholders. Through the summer of 2010, a soft patch in the economy and steady flows into bond funds drove yields very low. As the economic landscape began to improve, high-quality bonds corrected quite suddenly in the final quarter of 2010, as investors began reallocating their portfolios to achieve a more appropriate balance of stocks and bonds. This affected both Treasuries and agency MBS, driving their values lower and prompting yields to rise. (Price and yield move in opposite directions.)

As 2011 began, economic uncertainty increased volatility in the bond market. Despite this, high-quality mortgage investments have preserved value and generated income, and the safe haven status of the agency MBS sector has thus far been validated. As for the housing market, we expect only a gradual recovery in light of regulatory uncertainty and stagnant home prices. Yet this may actually benefit the agency MBS market by limiting new supply and curbing prepayments.

While we are not pleased with the short-term results the fund has generated since inception, we believe it is well positioned to deliver on its investment objectives — and are gratified by the reception it has received thus far. From modest beginnings, American Funds Mortgage Fund has already grown to more than $300 million in assets under management. We thank you for your interest in the fund and look forward to issuing our first annual report in six months’ time.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 13, 2011

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2011, reflecting the 3.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.69%, which reflects an expense reimbursement (2.62% without the expense reimbursement).
[End Sidebar]

Summary investment portfolio  February 28, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of net assets

Mortgage-backed obligations	93.6%
U.S. Treasury bonds & notes	2.8
Municipals	0.1
Short-term securities & other assets less liabilities	3.5
[end pie chart]

Quality breakdown*	Percent of net assets

Federal agencies	80.2%
U.S. government obligations†	15.2
Aaa/AAA	1.1
Short-term securities & other assets less liabilities	3.5

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 96.47%	(000)	(000)	assets

Mortgage-backed obligations - 93.62%
Federal agency mortgage-backed obligations (1) - 92.49%
Fannie Mae:
4.50% 2024	$2,141	$2,247
5.00% 2024	1,989	2,115
3.00% 2025	17,722	17,276
3.50% 2025	10,881	10,922
3.50% 2025	8,116	8,147
3.50% 2025	1,980	1,987
4.00% 2025	6,097	6,277
3.00% 2026	12,188	11,881
3.00% 2026	6,716	6,547
3.00% 2026	2,175	2,120
3.50% 2026	4,000	4,018
3.50% 2026	3,517	3,530
6.00% 2037	3,745	4,077
6.00% 2038	8,716	9,483
6.00% 2038	6,317	6,877
6.00% 2038	4,453	4,845
5.50% 2039	1,807	1,936
6.00% 2039	2,667	2,908
3.197% 2040 (2)	2,390	2,450
4.00% 2040	3,637	3,591
4.50% 2040	3,801	3,881
4.50% 2040	3,774	3,853
4.50% 2040	2,514	2,566
4.50% 2040	2,122	2,166
5.00% 2040	19,403	20,343
3.50% 2041	3,893	3,681
3.50% 2041	2,787	2,635
4.00% 2041	14,750	14,566
4.00% 2041	4,175	4,123
4.00% 2041	2,645	2,613
3.00%-6.00% 2017-2040	14,322	14,217	61.95%
Freddie Mac:
6.00% 2038	4,311	4,690
6.00% 2038	2,646	2,879
5.50% 2039	2,325	2,487
4.00% 2040	4,551	4,487
3.50% 2041	5,000	4,715
4.00% 2041	12,359	12,184
4.00% 2041	9,984	9,843
4.00% 2041	5,285	5,210
2.851%-6.00% 2017-2041 (2)	8,415	8,855	18.25
Government National Mortgage Assn.:
5.00% 2038	4,851	5,166
4.50% 2039	2,416	2,501
4.50% 2039	2,132	2,207
4.50% 2039	1,835	1,900
3.50% 2040	4,087	3,903
4.50% 2040	3,390	3,510
3.50% 2041	5,000	4,774
3.50%-4.50% 2039-2040	12,517	12,320	11.96
Other securities		991	.33
		280,500	92.49

Other mortgage-backed securities - 1.13%
Other securities		3,428	1.13

Total mortgage-backed obligations		283,928	93.62

U.S. Treasury bonds & notes - 2.74%
U.S. Treasury:
3.50% 2020	5,100	5,184
4.25% 2040	2,500	2,399
2.00% 2012 (3)	702	734	2.74
		8,317	2.74

Municipals - 0.11%
Other securities		343	.11

Total bonds & notes (cost: $292,431,000)		292,588	96.47

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.59%	(000)	(000)	assets

General Electric Co. 0.15% due 3/1/2011	$6,800	$6,800	2.24%
Fannie Mae 0.19% due 3/14-6/1/2011	2,641	2,640	.87
Federal Home Loan Bank 0.165% due 4/20/2011	2,000	2,000	.66
Freddie Mac 0.21% due 6/21/2011	975	974	.32
Other securities		1,500	.50

Total short-term securities (cost: $13,914,000)		13,914	4.59

Total investment securities (cost: $306,345,000)		306,502	101.06
Other assets less liabilities		(3,226)	(1.06)

Net assets		$303,276	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $858,000, which represented .28% of the net assets of the fund) were valued under fair value procedures adopted by authority of the board of trustees. In addition, some of these securities (with an aggregate value of $4,928,000, which represented 1.62% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government price index.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities			unaudited
at February 28, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $306,345)			$306,502
Cash			111
Receivables for:
Sales of investments	$31,097
Sales of fund's shares	901
Interest	1,032		33,030
			339,643
Liabilities:
Payables for:
Purchases of investments	36,200
Repurchases of fund's shares	7
Dividends on fund's shares	58
Investment advisory services	71
Services provided by related parties	31
Other	-	*	36,367
Net assets at February 28, 2011			$303,276

Net assets consist of:
Capital paid in on shares of beneficial interest			$303,799
Distributions in excess of net investment income			(183)
Accumulated net realized loss			(497)
Net unrealized appreciation			157
Net assets at February 28, 2011			$303,276

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (30,999 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$48,831	4,991	$9.78
Class B	237	24	9.78
Class C	3,144	322	9.78
Class F-1	1,594	163	9.78
Class F-2	986	101	9.78
Class 529-A	464	48	9.78
Class 529-B	32	3	9.78
Class 529-C	226	23	9.78
Class 529-E	118	12	9.78
Class 529-F-1	49	5	9.78
Class R-1	489	50	9.78
Class R-2	571	58	9.78
Class R-3	569	58	9.78
Class R-4	524	54	9.78
Class R-5	823	84	9.78
Class R-6	244,619	25,003	9.78

*Amount less than one thousand.

See Notes to Financial Statements

Statement of operations			unaudited
for the period November 1, 2010(1) to February 28, 2011	(dollars in thousands)

Investment income:
Income:
Interest			$1,227

Fees and expenses(2):
Investment advisory services	$170
Distribution services	33
Transfer agent services	5
Administrative services	25
Registration statement and prospectus	199
Custodian	-	(3)
Other	7
Total fees and expenses before reimbursement	439
Less reimbursement of fees and expenses	186
Total fees and expenses after reimbursement			253
Net investment income			974

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments			(497)
Net unrealized appreciation on investments			157
Net realized loss and unrealized appreciation on investments			(340)
Net increase in net assets resulting from operations			$634

(1)Commencement of operations.
(2)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statement of changes in net assets			unaudited
for the period November 1, 2010* to February 28, 2011	(dollars in thousands)

Operations:
Net investment income			$974
Net realized loss on investments			(497)
Net unrealized appreciation on investments			157
Net increase in net assets resulting from operations			634

Dividends paid or accrued to shareholders from net investment income			(1,157)

Net capital share transactions			303,799

Total increase in net assets			303,276

Net assets:
Beginning of period			-
End of period (including distributions in excess of net investment income: $(183))			$303,276

*Commencement of operations.

See Notes to Financial Statements

Notes to financial statements
                                                                                                        unaudited

1.	Organization

American Funds Mortgage Fund (the "fund") was organized on July 16, 2010, as a Delaware statutory trust. On October 25, 2010, the fund obtained its initial capitalization of $100,000 from the sale of 10,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on November 1, 2010, upon the initial purchase of investment securities. The fund’s fiscal year ends on August 31. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preserve capital.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,173
Gross unrealized depreciation on investment securities	(1,045)
Net unrealized appreciation on investment securities	128
Cost of investment securities	306,374

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	For the period November 1, 2010* to February 28, 2011
Class A	$145
Class B	1
Class C	5
Class F-1	4
Class F-2	3
Class 529-A	1
Class 529-B		-†
Class 529-C		-†
Class 529-E		-†
Class 529-F-1		-†
Class R-1	1
Class R-2	1
Class R-3	2
Class R-4	2
Class R-5	3
Class R-6	989
Total	$1,157

*Commencement of operations.
†Amount less than one thousand.

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the period ended February 28, 2011, the investment advisory services fee was $170,000, which was equivalent to an annualized rate of 0.302% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the period ending February 28, 2011, the total fees and expenses reimbursed by CRMC were $186,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the period ended February 28, 2011, were as follows (dollars in thousands):

					Administrative services
Share class	Distribution services		Transfer agent services		CRMC administrative services		Transfer agent services		Commonwealth of Virginia administrative services
Class A	$25		$5		Not applicable		Not applicable		Not applicable
Class B	-	*	-	*	Not applicable		Not applicable		Not applicable
Class C	3		Included in administrative services		$1		$-	*	Not applicable
Class F-1	1				-	*	-	*	Not applicable
Class F-2	Not applicable				-	*	-	*	Not applicable
Class 529-A	-	*			-	*	-	*	$-	*
Class 529-B	-	*			-	*	-	*	-	*
Class 529-C	-	*			-	*	-	*	-	*
Class 529-E	-	*			-	*	-	*	-	*
Class 529-F-1	-				-	*	-	*	-	*
Class R-1	1				-	*	-	*	Not applicable
Class R-2	1				-	*	1		Not applicable
Class R-3	1				-	*	-	*	Not applicable
Class R-4	1				-	*	-	*	Not applicable
Class R-5	Not applicable				-	*	-	*	Not applicable
Class R-6	Not applicable				23		-	*	Not applicable
Total	$33		$5		$24		$1		$-	*

*Amount less than one thousand.

 Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
For the period November 1, 2010(2) to February 28, 2011
Class A	$50,017	5,069	$66		7		$(830)	(85)	$49,253	4,991
Class B	256	26	1			-(3)	(19)	(2)	238	24
Class C	3,187	327	5		1		(55)	(6)	3,137	322
Class F-1	1,716	175	2			-(3)	(117)	(12)	1,601	163
Class F-2	995	101	1			-(3)	-(3)	-(3)	996	101
Class 529-A	483	50	1			-(3)	(22)	(2)	462	48
Class 529-B	32	3		-(3)		-(3)	-	-	32	3
Class 529-C	236	24		-(3)		-(3)	(11)	(1)	225	23
Class 529-E	118	12		-(3)		-(3)	-	-	118	12
Class 529-F-1	48	5		-(3)		-(3)	-	-	48	5
Class R-1	500	50	-		-		-	-	500	50
Class R-2	581	58		-(3)		-(3)	-(3)	-(3)	581	58
Class R-3	580	58		-(3)		-(3)	-(3)	-(3)	580	58
Class R-4	534	54		-(3)		-(3)	-	-	534	54
Class R-5	831	84	1			-(3)	-(3)	-(3)	832	84
Class R-6	243,695	24,904	988		101		(21)	(2)	244,662	25,003
Total net increase
(decrease)	$303,809	31,000	$1,065		109		$(1,075)	(110)	$303,799	30,999

(1)Includes exchanges between share classes of the fund.
(2)Commencement of operations.
(3)Amount less than one thousand.

8.	Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $508,920,000 and $224,361,000, respectively, during the period ended February 28, 2011.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and Securities and Exchange Commission ("SEC") registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $19,000. These expenses are not included in the accompanying financial statements.

Financial highlights(1)
unaudited

			Loss from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements(4)	Ratio of net income to average net assets(4)

Class A:	Period from 11/1/2010 to 2/28/2011	$10.00	$.03	$(.22)	$(.19)	$(.03)	$9.78	(1.85)%	$48,831	.30%	.21%	.39%

Class B:	Period from 11/1/2010 to 2/28/2011	10.00	.02	(.22)	(.20)	(.02)	9.78	(1.97)	237	.59	.43	.36

Class C:	Period from 11/1/2010 to 2/28/2011	10.00	.02	(.22)	(.20)	(.02)	9.78	(1.98)	3,144	.59	.46	.39

Class F-1:	Period from 11/1/2010 to 2/28/2011	10.00	.03	(.22)	(.19)	(.03)	9.78	(1.85)	1,594	.31	.22	.42

Class F-2:	Period from 11/1/2010 to 2/28/2011	10.00	.04	(.22)	(.18)	(.04)	9.78	(1.79)	986	.22	.14	.45

Class 529-A:	Period from 11/1/2010 to 2/28/2011	10.00	.03	(.22)	(.19)	(.03)	9.78	(1.86)	464	.37	.25	.55

Class 529-B:	Period from 11/1/2010 to 2/28/2011	10.00	.02	(.22)	(.20)	(.02)	9.78	(1.99)	32	.61	.41	.26

Class 529-C:	Period from 11/1/2010 to 2/28/2011	10.00	.02	(.22)	(.20)	(.02)	9.78	(1.99)	226	.61	.47	.36

Class 529-E:	Period from 11/1/2010 to 2/28/2011	10.00	.03	(.22)	(.19)	(.03)	9.78	(1.91)	118	.44	.31	.49

Class 529-F-1:	Period from 11/1/2010 to 2/28/2011	10.00	.04	(.22)	(.18)	(.04)	9.78	(1.82)	49	.29	.17	.54

Class R-1:	Period from 11/1/2010 to 2/28/2011	10.00	.02	(.22)	(.20)	(.02)	9.78	(1.98)	489	.46	.33	.17

Class R-2:	Period from 11/1/2010 to 2/28/2011	10.00	.02	(.22)	(.20)	(.02)	9.78	(1.98)	571	.47	.33	.18

Class R-3:	Period from 11/1/2010 to 2/28/2011	10.00	.03	(.22)	(.19)	(.03)	9.78	(1.92)	569	.37	.27	.25

Class R-4:	Period from 11/1/2010 to 2/28/2011	10.00	.03	(.22)	(.19)	(.03)	9.78	(1.86)	524	.28	.22	.29

Class R-5:	Period from 11/1/2010 to 2/28/2011	10.00	.04	(.22)	(.18)	(.04)	9.78	(1.79)	823	.20	.14	.42

Class R-6:	Period from 11/1/2010 to 2/28/2011	10.00	.04	(.22)	(.18)	(.04)	9.78	(1.78)	244,619	.24	.13	.61

For the period
11/1/2010(1) to 2/28/2011

Portfolio turnover rate for all share classes	146%

(1)Based on operations from 11/1/2010, commencement of operations, through 2/28/2011, and, accordingly, is not representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact of certain reimbursements from CRMC. During the period shown, CRMC reimbursed other fees and expenses.

See Notes to Financial Statements

Expense example
  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 2/28/2011	Expenses paid during period	Annualized expense ratio

Class A -- actual return	$1,000.00	$981.47	$2.10	.65%
Class A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B -- actual return	1,000.00	980.31	4.23	1.31
Class B -- assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class C -- actual return	1,000.00	980.25	4.52	1.40
Class C -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 -- actual return	1,000.00	981.45	2.20	.68
Class F-1 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 -- actual return	1,000.00	982.11	1.36	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	981.35	2.52	.78
Class 529-A -- assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 529-B -- actual return	1,000.00	980.11	4.03	1.25
Class 529-B -- assumed 5% return	1,000.00	1,018.60	6.26	1.25
Class 529-C -- actual return	1,000.00	980.12	4.65	1.44
Class 529-C -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E -- actual return	1,000.00	980.87	3.07	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F-1 -- actual return	1,000.00	981.79	1.71	.53
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 -- actual return	1,000.00	980.23	3.23	1.00
Class R-1 -- assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class R-2 -- actual return	1,000.00	980.23	3.29	1.02
Class R-2 -- assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class R-3 -- actual return	1,000.00	980.85	2.65	.82
Class R-3 -- assumed 5% return	1,000.00	1,020.73	4.11	.82
Class R-4 -- actual return	1,000.00	981.36	2.13	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	982.07	1.42	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-6 -- actual return	1,000.00	982.22	1.26	.39
Class R-6 -- assumed 5% return	1,000.00	1,022.86	1.96	.39

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the current period).

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of each share class on November 1, 2010. The "assumed 5% return" line is based on 181 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through March 31, 2012. The board determined that the fund’s proposed advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service as board members of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage the fund to achieve the fund’s objective of providing current income and preservation of capital. The board concluded that CRMC’s record in managing fixed-income securities indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fees and projected total expenses of the fund (each as a percentage of net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper U.S. Mortgage Funds Index (the Lipper category in which the fund is expected to be included) for their latest fiscal years. They observed that the fund’s proposed advisory fees and projected total expenses would be below the median of funds in that comparison group. The board also noted the breakpoint discounts in the fund’s proposed advisory fee structure that would reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees proposed to be paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board concluded that the fund’s proposed cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders will receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board reviewed CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s proposed advisory fee structure. The board concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2011, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
>American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-942-0411P

Litho in USA CGD/AC/10154-S27805

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage FundSM
Investment portfolio

February 28, 2011
 unaudited

Bonds & notes — 96.47%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 93.62%
Federal agency mortgage-backed obligations1 — 92.49%
Fannie Mae 3.309% 2017	$350	$349
Fannie Mae 4.50% 2024	2,141	2,247
Fannie Mae 5.00% 2024	1,989	2,115
Fannie Mae 3.00% 2025	17,722	17,276
Fannie Mae 3.00% 2025	1,535	1,496
Fannie Mae 3.50% 2025	10,881	10,922
Fannie Mae 3.50% 2025	8,116	8,147
Fannie Mae 3.50% 2025	1,980	1,987
Fannie Mae 3.50% 2025	890	893
Fannie Mae 4.00% 2025	6,097	6,277
Fannie Mae 3.00% 2026	12,188	11,881
Fannie Mae 3.00% 2026	6,716	6,547
Fannie Mae 3.00% 2026	2,175	2,120
Fannie Mae 3.00% 2026	969	945
Fannie Mae 3.50% 2026	4,000	4,018
Fannie Mae 3.50% 2026	3,517	3,530
Fannie Mae 6.00% 2037	3,745	4,077
Fannie Mae 6.00% 2038	8,716	9,483
Fannie Mae 6.00% 2038	6,317	6,877
Fannie Mae 6.00% 2038	4,453	4,845
Fannie Mae 6.00% 2038	1,387	1,513
Fannie Mae 5.50% 2039	1,807	1,936
Fannie Mae 6.00% 2039	2,667	2,908
Fannie Mae 3.197% 20402	2,390	2,450
Fannie Mae 3.50% 2040	1,495	1,414
Fannie Mae 3.50% 2040	597	564
Fannie Mae 3.50% 2040	498	471
Fannie Mae 3.50% 2040	349	330
Fannie Mae 4.00% 2040	3,637	3,591
Fannie Mae 4.00% 2040	1,625	1,605
Fannie Mae 4.00% 2040	1,580	1,561
Fannie Mae 4.00% 2040	1,047	1,034
Fannie Mae 4.50% 2040	3,801	3,881
Fannie Mae 4.50% 2040	3,774	3,853
Fannie Mae 4.50% 2040	2,514	2,566
Fannie Mae 4.50% 2040	2,122	2,166
Fannie Mae 4.50% 2040	1,300	1,327
Fannie Mae 4.50% 2040	700	715
Fannie Mae 5.00% 2040	19,403	20,343
Fannie Mae 3.50% 2041	3,893	3,681
Fannie Mae 3.50% 2041	2,787	2,635
Fannie Mae 4.00% 2041	14,750	14,566
Fannie Mae 4.00% 2041	4,175	4,123
Fannie Mae 4.00% 2041	2,645	2,613
Freddie Mac 4.00% 2025	1,695	1,744
Freddie Mac 5.50% 2037	1,615	1,731
Freddie Mac 5.50% 2037	993	1,061
Freddie Mac 6.00% 2037	549	597
Freddie Mac 6.00% 2038	4,311	4,690
Freddie Mac 6.00% 2038	2,646	2,879
Freddie Mac 5.50% 2039	2,325	2,487
Freddie Mac 6.00% 2039	1,372	1,492
Freddie Mac 3.072% 20402	585	598
Freddie Mac 4.00% 2040	4,551	4,487
Freddie Mac 2.851% 20412	996	1,012
Freddie Mac 3.50% 2041	5,000	4,715
Freddie Mac 4.00% 2041	12,359	12,184
Freddie Mac 4.00% 2041	9,984	9,843
Freddie Mac 4.00% 2041	5,285	5,210
Freddie Mac, Series K701, Class A2, 3.882% 2017	300	307
Freddie Mac, Series K010, Class A1, 3.32% 20202	310	313
Government National Mortgage Assn. 5.00% 2038	4,851	5,166
Government National Mortgage Assn. 4.50% 2039	2,416	2,501
Government National Mortgage Assn. 4.50% 2039	2,132	2,207
Government National Mortgage Assn. 4.50% 2039	1,835	1,900
Government National Mortgage Assn. 4.50% 2039	1,094	1,133
Government National Mortgage Assn. 3.50% 2040	4,087	3,903
Government National Mortgage Assn. 3.50% 2040	1,894	1,808
Government National Mortgage Assn. 3.50% 2040	1,607	1,534
Government National Mortgage Assn. 3.50% 2040	1,595	1,523
Government National Mortgage Assn. 3.50% 2040	1,419	1,355
Government National Mortgage Assn. 4.00% 2040	1,793	1,798
Government National Mortgage Assn. 4.00% 2040	1,702	1,707
Government National Mortgage Assn. 4.50% 2040	3,390	3,510
Government National Mortgage Assn. 4.50% 2040	1,413	1,462
Government National Mortgage Assn. 3.50% 2041	5,000	4,774
NGN, Series 2010-R2, Class 1A, 0.633% 20172	133	133
NGN, Series 2011-R2, Class 1A, 0.66% 20202,3	350	350
NGN, Series 2011-R3, Class 1A, 0.672% 20202,3	300	300
NGN, Series 2011-R1, Class 1A, 0.713% 20202,3	208	208
		280,500

Other mortgage-backed securities1 — 1.13%
Bank of Montreal 2.625% 20164	650	647
HBOS Treasury Services PLC 5.00% 20114	350	359
HBOS Treasury Services PLC 5.25% 20174	250	258
Northern Rock PLC 5.625% 20174	550	552
Bank of Nova Scotia 1.45% 20134	500	502
Canadian Imperial Bank 2.75% 20164	400	400
Nationwide Building Society, Series 2007-2, 5.50% 20124	250	264
National Bank of Canada 1.65% 20144	250	250
Barclays Bank PLC 2.50% 20154	200	196
		3,428

Total mortgage-backed obligations		283,928

U.S. TREASURY BONDS & NOTES — 2.74%
U.S. Treasury 2.00% 20125	702	734
U.S. Treasury 3.50% 2020	5,100	5,184
U.S. Treasury 4.25% 2040	2,500	2,399
		8,317

MUNICIPALS — 0.11%
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, Alternative Minimum Tax, 5.15% 2034	335	343

Total bonds & notes (cost: $292,431,000)		292,588

Short-term securities — 4.59%

General Electric Co. 0.15% due 3/1/2011	6,800	6,800
Fannie Mae 0.19% due 3/14–6/1/2011	2,641	2,640
Federal Home Loan Bank 0.165% due 4/20/2011	2,000	2,000
Johnson & Johnson 0.20% due 3/9/20114	1,500	1,500
Freddie Mac 0.21% due 6/21/2011	975	974

Total short-term securities (cost: $13,914,000)		13,914

Total investment securities (cost: $306,345,000)		306,502
Other assets less liabilities		(3,226)

Net assets		$303,276

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Coupon rate may change periodically.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $858,000, which represented .28% of the net assets of the fund.
4
Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,928,000, which represented 1.62% of the net assets of the fund.

5	Index-linked bond whose principal amount moves with a government price index.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-942-0411O-S26893

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 29, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 29, 2011